Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Employee Benefit Plans
Employee Benefit Plans

14.      Employee Benefit Plans

ASC Topic 715, “Compensation — Retirement Benefits” requires employers to recognize the under- funded or over funded status of a defined benefit post retirement plan as an asset or liability in its statements of financial position and to recognize changes in the funded status in the year in which the changes occur through accumulated other comprehensive income. Additionally, ASC Topic 715 requires employers to measure the funded status of a plan as of the date of its year-end statement of financial position.

Pension plan benefits are to be paid to eligible employees after retirement based primarily on years of credited service and participants’ compensation. The Company uses a December 31 measurement date. Effective December 31, 2002, the Company froze the benefits under the pension plan.

The change in benefit obligation, pension plan assets and funded status as of and for the years ended December 31, 2017 and 2016 are as follows:

Change in Benefit Obligation

(in thousands)	2017	2016
Benefit obligations at beginning of year	$27,728	$27,281
Interest cost	1,128	1,179
Actuarial (gain) loss	1,773	353
Benefit paid	(1,134)	(1,085)
Benefit obligations at end of year	$29,495	$27,728

Change in Plan Assets

(in thousands)	2017	2016
Fair value of plan assets at beginning of year	$19,600	$19,537
Actual (loss) return on plan assets	3,330	1,148
Benefits paid	(1,134)	(1,085)
Employer contribution	412	—
Fair value of plan assets at end of year	$22,208	$19,600

Funded Status

(in thousands)	2017	2016
Funded status	$(7,287)	$(8,128)
Unrecognized net actuarial loss/accumulated other comprehensive loss	9,064	10,252
Net amount recognized	$1,777	$2,124

A summary of our pension plan projected benefit obligation, accumulated obligation and fair value of pension plan assets at December 31, are as follows:

(in thousands)	2017	2016
Projected benefit obligation	$29,495	$27,728
Accumulated benefit obligation (“ABO”)	29,495	27,728
Fair value of plan assets	22,208	19,600
ABO less fair value of plan assets	7,287	8,128

Amounts recognized in the consolidated balance sheets at December 31, are as follows:

(in thousands)	2017	2016
Current Liabilities	$810	$412
Noncurrent Liabilities	6,477	7,716
Total Amount Recognized	$7,287	$8,128

Net Periodic Benefit Cost

The components of net periodic benefit cost are as follows:

	Year Ended December 31,
(in thousands)	2017	2016	2015
Interest cost	$1,128	$1,179	$1,159
Expected return on plan assets	(1,111)	(1,197)	(1,264)
Recognized net actuarial loss	743	740	976
Net periodic benefit cost	$760	$722	$871

Change in Accumulated Other Comprehensive Loss

	Year Ended December 31,
(in thousands)	2017	2016	2015
Beginning of year	$(10,252)	$(10,591)	$(11,488)
Net actuarial gain (loss)	445	(401)	(79)
Amortization of net loss	743	740	976
End of year	$(9,064)	$(10,252)	$(10,591)

Pension Plan Assets

Our target pension plan asset allocation and actual pension plan allocation of assets at December 31, are as follows:

l	m
		Target
Asset Category		Allocation	2017	2016
Equity securities		75%	80%	83%
Debt securities and cash		25	20	17
		100%	100%	100%

The pension plan assets are invested with the objective of maximizing long-term returns while minimizing material losses in order to meet future benefit obligations when they come due.

The Company utilizes an investment approach with a mix of equity and debt securities used to maximize the long-term return on assets. Risk tolerance is established through consideration of pension plan liabilities, funded status and corporate financial condition. The investment portfolio consists of a diversified blend of mutual funds and fixed-income investments. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews and annual asset and liability reviews.

Fair Value Measurement

The following table presents our plan assets, using the fair value hierarchy as disclosed in Note 4, Fair Value Measurements, as of December 31, 2017 and 2016.

	Assets at Fair Value as of December 31, 2017
(in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$97	$—	$—	$97
Registered investment companies:
Total international stock index fund	9,319	—	—	9,319
Total stock market index fund	5,239	—	—	5,239
Total return fund	4,443	—	—	4,443
Volatility risk premium defensive fund	3,110	—	—	3,110
Total assets at fair value	$22,208	$—	$—	$22,208

	Assets at Fair Value as of December 31, 2016
(in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$92	$—	$—	$92
Registered investment companies:
Total international stock index fund	7,392	—	—	7,392
Total stock market index fund	8,925	—	—	8,925
Total return fund	3,191	—	—	3,191
Total assets at fair value	$19,600	$—	$—	$19,600

Investments in Equity and Debt Securities are valued at the net asset value of units held at the end of the period based upon the value of the underlying investments as determined by quoted market prices. These investments are classified as Level 1.

Contributions

The Company contributed $0.4,  $0 and $0.3 million to the pension plan during the years ended December 31, 2017,  2016 and 2015, respectively. The Company expects to make contribution of approximately $0.8 million in 2018.

Estimated Future Benefit Payments

The following benefit payments are expected to be paid:

(in thousands)
2018	$1,184
2019	1,256
2020	1,319
2021	1,361
2022	1,450
2023 to 2027	8,279

Pension Plan Assumptions

The following weighted-average assumptions were used as of each of the years ended December 31, as follows:

	2017	2016	2015
Weighted-average actuarial assumptions used to determine benefit obligations:
Discount rate	3.61%	4.16%	4.43%
Expected return on assets	5.50%	6.00%	6.35%
Weighted-average actuarial assumptions used to determine net periodic benefit cost:
Discount rate	4.16%	4.43%	4.08%
Expected return on assets	5.50%	6.00%	6.35%
Rate of compensation increase	N/A	N/A	N/A

These assumptions are reviewed on an annual basis. The discount rate reflects the current rate at which the pension obligation could be effectively settled at the end of the year. The Company sets its rate to reflect the yield of a portfolio of high quality, fixed-income debt instruments that would produce cash flow sufficient in timing and amount to settle projected future benefits. In determining the expected return on asset assumption, the Company evaluates the long-term returns earned by the pension plan, the mix of investments that comprise pension plan assets and forecasts of future long-term investment returns.

Other Employee Benefits

The Company also sponsors a defined contribution plan, which qualifies under Section 401(k) of the Internal Revenue Code of 1986, as amended (the “Code”) and covers substantially all of the Company’s employees. Employees may contribute annually up to 60% of their base compensation on a pre-tax basis (subject to Internal Revenue Service limitation). The company matching contribution is 50% of the first 6% of base compensation that an employee contributes. We made matching contributions to the plan of approximately $2.6,  $2.4 and $2.1 million for the years ended December 31, 2017,  2016 and 2015, respectively.

The Company is self-insured for employee health care up to $250,000 per member per plan year and aggregate claims up to 125% of expected claims per plan year. Also, the Company purchases workers’ compensation and automobile liability coverage with related deductibles. The Company is liable for up to $250,000 per individual workers’ compensation claim and up to $250,000 per accident for automobile liability claims. Self-insurance and deductible costs are included in other accrued expenses in the consolidated balance sheets and are accrued based upon the aggregate of the liability for reported claims and an actuarially determined estimated liability for claims development and incurred but not reported.